Reserves - Disclosure of Information About Options Outstanding and Exercisable (Parenthetical) (Detail)	Dec. 31, 2020 ExchangeRate
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Cdn$/US$ exchange rate	1.2732